SHARE-BASED PAYMENTS PLANS (Tables)	12 Months Ended
Dec. 31, 2017
Share-Based Payment Arrangements [Abstract]
Disclosure of share option activity
The following table summarises our share option activity for the periods presented:

	2017		2016		2015
	Shares	Average exercise price	Shares	Average exercise price	Shares	Average exercise price
	thousands	US$	thousands	US$	thousands	US$
Outstanding at beginning of year	9,435	23.03	8,136	29.17	8,548	24.98
Granted	—	—	—	—	901	51.73
Exercised	(842)	17.48	(1,347)	14.61	(1,268)	16.84
Forfeited, expired or cancelled	(14)	24.61	(12)	32.22	(45)	33.04
Adjustment for option conversion	n/a	n/a	2,658	37.05	n/a	n/a
Outstanding at end of year	8,579	23.58	9,435	23.03	8,136	29.17
Options exercisable at end of year	8,417	23.28	8,701	21.77	6,488	24.45

Disclosure of range of exercise prices of outstanding share options
The following table summarises the weighted average remaining life of options outstanding for the periods presented:

	2017		2016		2015
Range of exercise prices	Options outstanding	Weighted average remaining life	Options outstanding	Weighted average remaining life	Options outstanding	Weighted average remaining life
US$	thousands	years	thousands	years	thousands	years
5.00 to 15.00	1,987	1.37	2,532	2.09	2,171	2.83
15.01 to 25.00	2,882	3.98	3,060	5.01	1,093	3.85
25.01 to 40.00	3,710	6.85	3,843	7.83	4,872	7.85
	8,579	4.62	9,435	5.37	8,136	5.90

Disclosure of weighted average grant-date fair values per unit and assumptions that were used to estimate the grant-date fair value of the share options
The following table summarises the weighted average grant-date fair values per unit and assumptions that were used to estimate the grant-date fair values of the share options granted during the period presented:

Stock options(A)	2015
Grant-date fair value (US$)	8.50
Assumptions:
Share price on grant date (US$)	51.73
Dividend yield (%) (B)	2.30
Expected volatility (%) (C)	22.5
Risk-free interest rate (%) (D)	1.6
Expected life (years) (E)	5

(A)	There were no option grants during the years ended 31 December 2017 and 31 December 2016.

(B)
The dividend yield was calculated by dividing the Group’s annual dividend by its average stock price on the date of grant, taking into consideration our future expectations regarding our dividend yield.

(C)
The expected volatility was determined by using a combination of the historical volatility of our stock, the implied volatility of our exchange-traded options and other factors, such as a comparison to our peer group.

(D)	The risk-free interest rate was based on the US Treasury yield with a term equal to the expected life on the date of grant.

(E)
The expected life was used for options valued by the Black-Scholes model. It was determined by using a combination of actual exercise and post-vesting cancellation history for the types of employees included in the grant population.

Disclosure of weighted average grant-date fair value of units granted
The following table summarises the weighted average grant-date fair values per unit:

Restricted Share Units	2017	2015
Grant-date fair value - service conditions (US$)	38.95	50.30
Grant-date fair value - service and performance conditions (US$)	37.78	51.73
Grant-date fair value - service, performance and market conditions (US$) (A)	n/a	49.88

(A)	The grant-date fair value for these awards was determined using a Monte Carlo simulation model since they are subject to a market condition.